GOODWILL (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Jan. 22, 2016	Dec. 17, 2015	Aug. 14, 2015	Jun. 02, 2015	May 29, 2015	Apr. 16, 2015
Changes in carrying amounts of goodwill
Gross amount, Beginning balance	$ 97,635	$ 66,936
Gross amount, Exchange difference	(3,519)	200
Gross amount, Ending balance	134,239	97,635
Accumulated impairment loss, Beginning balance	25,534	25,524
Accumulated impairment loss, Exchange difference	(134)	10
Accumulated impairment loss, Ending balance	25,400	25,534
Goodwill	108,839	72,101
Beijing Tianzhikangjian
Changes in carrying amounts of goodwill
Gross amount, Additions for the year by acquisitions	15,542
Yantai Hongkang
Changes in carrying amounts of goodwill
Gross amount, Additions for the year by acquisitions	3,690
Goodwill							$ 3,690
Yinchuan Ciming
Changes in carrying amounts of goodwill
Gross amount, Additions for the year by acquisitions	4,406
Goodwill						$ 4,406
Chengdu Ommay
Changes in carrying amounts of goodwill
Gross amount, Additions for the year by acquisitions	2,853
Goodwill								$ 2,853
Shandong Ciming Clinics
Changes in carrying amounts of goodwill
Gross amount, Additions for the year by acquisitions	2,361
Goodwill					$ 2,361
Xi'an iKang
Changes in carrying amounts of goodwill
Gross amount, Additions for the year by acquisitions	7,415
Goodwill				$ 7,415
iKang Wuhan Xiandai Sunny
Changes in carrying amounts of goodwill
Gross amount, Additions for the year by acquisitions	3,131
Guizhou Wishstar
Changes in carrying amounts of goodwill
Gross amount, Additions for the year by acquisitions	$ 725
Goodwill			$ 725
Shanghai Huajian Management
Changes in carrying amounts of goodwill
Gross amount, Additions for the year by acquisitions		14,032
iKang Shenyang Hospital
Changes in carrying amounts of goodwill
Gross amount, Additions for the year by acquisitions		982
iKang Shenyang Ningshan Hospital
Changes in carrying amounts of goodwill
Gross amount, Additions for the year by acquisitions		1,124
Gold iKang Shenyang Hospital
Changes in carrying amounts of goodwill
Gross amount, Additions for the year by acquisitions		3,464
iKang Tianjin Hedong Dongrun
Changes in carrying amounts of goodwill
Gross amount, Additions for the year by acquisitions		2,099
iKang Tianjin Hexi Fenghui
Changes in carrying amounts of goodwill
Gross amount, Additions for the year by acquisitions		1,228
WA HK
Changes in carrying amounts of goodwill
Gross amount, Additions for the year by acquisitions		$ 7,570